Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings per share [abstract]
Schedule of basic and diluted EPS
	2019	2018	2017

Profit for the year attributable to the equity holders of parent (USD)	23,565,399	25,541,703	7,031,340
Weighted average number of shares during the year – basic and diluted	135,161,942	138,320,733	143,375,678
Basic and diluted earnings per share	0.17	0.18	0.05